Semi-Annual Report

CSI Equity Fund
CSI Fixed Income Fund

CSI Capital Management
Financial Advisers
Investment Counsel


Semi-Annual Report
For the Period Ended
February 28, 1998



April 20, 1998



Dear Shareholder:

      We are pleased to enclose our first semi-annual report for the CSI Equity Fund and the CSI Fixed Income Fund. Although these are called "semi-annual" reports, they actually cover the period from October 15, 1997, when the Funds became effective with the Securities and Exchange Commission, through February 28, 1998. Due to market fluctuations in October and November, the Funds did not become fully invested until January 1998. During the time period covered, market conditions were good, and our Equity Fund posted a gain from a beginning price of $10 per share to a closing NAV of $10.84 on February 28, 1998, or an increase of 8.4%.

      At this time, the domestic stock market as measured by the commonly accepted indices (e.g. the S&P 500, the Dow Jones Industrials, etc.) is at an all-time high. Therefore, a short-term reversal of the almost straight upward movement in market prices which the market has experienced recently may occur. Any disappointment in corporate earnings, the rate of inflation, or interest rates could be a factor which would result in lower stock prices. Despite the possibility of a downturn in stock prices, we believe the long-term prospects for equities to be very good. We have included in the Equity Fund a mix of stocks whose earnings we think will remain strong even in the face of economic conditions less favorable than today. As you review the semi-annual report, please note that our holdings are diversified across a broad range of industries, and the companies are headquartered in many different countries throughout Europe and the U.S.

Sincerely,



Leland H. Faust

             SCHEDULE OF PORTFOLIO
             INVESTMENTS
             February 28, 1998
             (Unaudited)

Number of                                         Market
shares       Description                          Value
---------    --------------------------           -------------

             Common Stocks:                96.46%

             Banking:                       3.45%
     8,400   Deutsche Bank ADR                         $576,969
                                                  -------------

             Beverages:                     3.21%
     2,900   Heinekin ADR                               538,095
                                                  -------------

             Chemicals:                     6.84%
    14,000   Bayer                                      590,160
     6,500   Minnesota Mining                           554,531
                                                  -------------
                                                      1,144,691
                                                  -------------

             Computer and Peripherals:      6.78%
    17,300   Compaq                                     554,681
     8,800   Cisco *                                    579,700
                                                  -------------
                                                      1,134,381
                                                  -------------

             Computer Software and          2.99%
             Services:
     8,200   Automatic Data Processing                  500,713
                                                  -------------

             Drug and Medical:             10.21%
     7,400   Abbott Labs                                553,613
     7,800   Johnson & Johnson                          588,900
     6,200   Novartis ADR                               565,462
                                                  -------------
                                                      1,707,975
                                                  -------------

             Electronics/Equipment:        14.05%
     8,600   Emerson Electric                           548,787
     8,500   Hewlett Packard Co.                        569,500
     6,800   Nokia ADR                                  685,100
     8,900   Siemens ADR                                547,557
                                                  -------------
                                                      2,350,944
                                                  -------------

             Food:                         10.41%
    14,000   Diageo Plc  ADR                            581,875
    14,600   Group Danone ADR                           582,174
     6,600   Nestle                                     577,883
                                                  -------------
                                                      1,741,932
                                                  -------------

             Household:                     6.82%
    10,100   Kimberly Clark                             562,444
     9,000   Unilever                                   578,813
                                                  -------------
                                                      1,141,257
                                                  -------------

             Insurance:                     7.30%
    13,100   Axa ADR                                    633,713
     5,400   Zurich Insurance ADR                       588,717
                                                  -------------
                                                      1,222,430
                                                  -------------

             Metals:                        3.55%
    11,000   Crown Cork & Seal                          594,000
                                                  -------------

             Oil:                           6.73%
     7,000   Chevron Corp.                              567,875
     7,400   Schlumberger                               557,775
                                                  -------------
                                                      1,125,650
                                                  -------------

             Retail:                        3.32%
     8,700   Home Depot                                 555,169
                                                  -------------

             Semi-Conductors:               7.23%
     6,700   Intel Corp.                                600,906
     8,000   S G S Thompson *                           609,000
                                                  -------------
                                                      1,209,906
                                                  -------------

             Telecommunications:            3.57%
    14,700   Corning                                    597,188
                                                  -------------

             Total Common Stocks:
             (Cost:  $15,017,363)                    16,141,300
                                                  -------------

             Short Term Investments:        3.52%
   588,065   Star Treasury Fund                         588,065
                                                  -------------

             Total Short Term
             Investments:
             (Cost:  $588,065)                          588,065
                                                  -------------
             Total Investments:
             (Cost:  $15,605,428)**        99.98%    16,729,365
             Other assets, net              0.02%         3,668
                                         --------   -----------
                                          100.00%   $16,733,033
                                         ========   ===========


*Non-income  producing
** Cost for Federal income tax purposes is $15,605,428 and net unrealized appreciation consists of:

             Gross unrealized appreciation           $1,127,693
             Gross unrealized depreciation              (3,756)
                                                  -------------
             Net unrealized appreciation             $1,123,937
                                                  =============

Statement of Assets and Liabilities
February 28,1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at value (identified
 cost of $15,605,428) (Notes 1 & 3)                                $16,729,365

Receivables
  Dividends                                         $      18,159
  Interest                                                  3,247
                                                      -----------
                                                                        21,406
Deferred organization costs                                             48,520
                                                                 --------------
    TOTAL ASSETS                                                    16,799,291
                                                                 --------------


LIABILITIES
Payables
  Investment management fees                               13,743
  Organizational expense                                   48,520
                                                       -----------
                                                                        62,263
Accrued expenses                                                         3,995
                                                                ---------------
    TOTAL LIABILITIES                                                   66,258
                                                                ---------------
NET ASSETS                                                         $16,733,033
                                                                ===============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER SHARE
  ($16,733,033/1,543,539 shares outstanding)                            $10.84
                                                                ===============



At February 28, 1998 there were 50,000,000 shares of $.01 par value stock authorized and the components of net assets are:


    Paid in capital                                                $15,596,600
    Undistributed net investment income                                 12,496
    Net unrealized appreciation on investments                       1,123,937
                                                                ---------------
  Net Assets                                                       $16,733,033
                                                                ===============


See Notes to Financial Statements

Statement of Operations
October 15, 1997 * to February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
  Dividend                                       $20,434
  Interest                                         9,800
                                            ------------
     Total income                                                  $     30,234


Expenses:
  Investment management fees (Note 2)             13,743
  Recordkeeping and administrative
    services (Note 2)                              1,820
  Transfer agent fees (Note 2)                     2,175
                                            ------------
    Total expenses                                                       17,738
                                                                   ------------
 Net investment income                                                   12,496
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net unrealized gain on investments                                  1,123,937
                                                                   ------------
  Net gain on investments                                             1,123,937
                                                                   ------------
  Net increase in net assets
    resulting from operations                                      $  1,136,433
                                                                   ============

*  Commencement of operations

See Notes to Financial Statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            October 15, 1997*
                                                                   to
                                                            February 28, 1998
                                                               (Unaudited)
                                                            ----------------
OPERATIONS
 Net investment income                                     $        12,496
 Net unrealized gain on investments                              1,123,937
                                                           ---------------
 Net increase (decrease) in net assets resulting
  from operations                                                1,136,433

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital
  share transactions**                                          15,596,600
                                                           ----------------
 Net increase in net assets                                     16,733,033
 Net assets at beginning of period                                       _
                                                           ----------------
NET ASSETS at the end of the period                        $    16,733,033
                                                           ================


**A summary of capital share transactions follows:


                                                      October 15, 1997* to
                                                      February 28, 1998
                                                          (Unaudited)
                                               ---------------------------------


                                                  Shares              Value
                                               ------------         ----------
Shares sold                                       1,543,539        $15,596,600
Shares redeemed                                         ---                ---
                                               ------------         ----------
Net increase                                      1,543,539        $15,596,600
                                               ============         ==========


* Commencement of operations

See Notes to Financial Statements

Financial Highlights
For a Share Outstanding Throughout The Period
--------------------------------------------------------------------------------
                                                            October 15, 1997 *
                                                                    to
                                                            February 28, 1998
                                                               (Unaudited)
                                                            ------------------
Per Share Operating Performance
Net asset value, beginning of period                              $10.00
                                                            ------------------
Income from investment operations
   Net unrealized gain on investments                               0.84
                                                            ------------------
    Total from investment operations                                0.84
                                                            ------------------
Net asset value, end of period                                    $10.84
                                                            ==================

Total Return                                                        8.40%

Ratios/Supplemental Data
Net assets, end of period (000's)                                $16,733
Ratio to average net assets-
  Expenses                                                          1.50% **
  Net investment income                                             1.06% **
Portfolio turnover rate                                             0.00%
Average broker commission rate per share                         $0.0600

*   Commencement of operations.
**  Annualized

See Notes to Financial Statements

Notes to the Financial Statements
February 28, 1998 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES--The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 250,000,000 shares of $.01 par value common stock.

The objective of the Fund is to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

C. Security Transactions and Dividends. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date.

D. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

E. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

F. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The CSI Equity Fund are being amortized over a period of fifty-five (55) months from March 1998.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER--Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $1,820 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $2,175 for its services for the period ended February 28, 1998.

Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY--Purchases of securities other than short-term notes aggregated $15,017,363.

                    SCHEDULE OF PORTFOLIO INVESTMENTS
                      February 28, 1998 (Unaudited)

Principle                                                                Market
Amount       Description                                                  Value
---------    ----------------------------------------           ---------------

             U. S. Government Securities:                94.22%

             Matures in 1-5 Years:                       33.52%
$1,500,000   U. S. Treasury Note 5.625%;  November 30, 1999          $1,500,938
 1,000,000   U. S. Treasury Note 6.875%;  March 31, 2000              1,025,312
 1,500,000   U. S. Treasury Note 5.25%; January 31, 2001              1,487,345
 1,500,000   U. S. Treasury Note 5.75%; October 31, 2002              1,507,500
 1,500,000   U. S. Treasury Note 6.25%; February 15, 2003             1,540,313
                                                                ---------------
                                                                      7,061,408
                                                                ---------------
             Matures in 6-10 Years:                      39.31%
 1,500,000   U. S. Treasury Note 7.25%; August 15, 2004               1,628,437
 2,000,000   U. S. Treasury Note 6.50%; May 15, 2005                  2,098,126
 1,500,000   U. S. Treasury Note 5.875%; November 15, 2005            1,515,937
 1,500,000   U. S. Treasury Note 5.625%; February 15, 2006            1,492,500
 1,500,000   U. S. Treasury Note 6.125%; August 15, 2007              1,546,407
                                                                ---------------
                                                                      8,281,407
                                                                ---------------
             Matures in Over 10 Years:                   21.39%
 4,500,000   U. S. Government Bond 6.00%; February 15, 2026           4,507,034
                                                                ---------------
             Total U. S. Government Securities:
             (Cost:  $20,019,798)                                    19,849,849
                                                                ---------------
             Short Term Investment:                       4.85%
 1,021,624   Star Treasury Fund
             (Cost:  $1,021,624)                                      1,021,624
                                                                ---------------
             Total Investments:
             (Cost:  $21,041,422)*                       99.07%      20,871,473
             Other assets, net                            0.93%         196,819
                                                        -------     -----------
             Net assets                                 100.00%     $21,068,292
                                                        =======     ===========

* Cost for Federal income tax purposes is $21,041,422 and net unrealized depreciation consists of:

             Gross unrealized appreciation                    $               0
             Gross unrealized depreciation                            (169,949)
                                                                ---------------
             Net unrealized depreciation                      $       (169,949)
                                                                ===============
See Notes to Financial Statements

Statement of Assets and Liabilities
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at value (identified cost of                           $20,871,473
  $21,041,422)(Notes 1 & 3)

Receivables
  Interest                                          $     192,138
  Subscription                                             20,000
                                                      -----------
                                                                       212,138
Deferred organization costs                                             48,520
                                                                  ------------
    TOTAL ASSETS                                                    21,132,131
                                                                  ------------

LIABILITIES
Payables
  Investment management fees                                8,788
  Organization expense                                     48,520
                                                      -----------
                                                                        57,308
Accrued expenses                                                         6,531
                                                                  ------------
   TOTAL LIABILITIES                                                    63,839
                                                                  ------------
NET ASSETS                                                         $21,068,292
                                                                  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER SHARE
  ($21,068,292/2,118,347 shares outstanding)                       $      9.95
                                                                  ============



At  February  28,  1998 there  were  50,000,000  shares
 of $.01 par value  stock authorized and the
 components of net assets are:
  Paid in capital                                                  $21,173,883
  Undistributed net investment income                                   64,358
  Net unrealized depreciation of investments                          (169,949)
                                                                  -------------
  Net Assets                                                       $21,068,292
                                                                  =============

See Notes to Financial Statements

Statement of Operations
October 15, 1997 * to February 28, 1998 (Unaudited)
------------------------------------------------------------------------------
Investment Income:
  Interest                                                       $       79,678
                                                                   ------------
Expenses:
  Investment management fees (Note 2)     $       17,576
  Recordkeeping and administrative
    services (Note 2)                              3,064
  Transfer agent fees (Note 2)                     2,755
  Other                                              713
                                            ------------
  Total expenses                                                         24,108
Less: Management fee waiver (Note 2)                                     (8,788)
                                                                   ------------
Expenses, net                                                            15,320
                                                                   ------------
 Net investment income                                                   64,358
                                                                   ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS

  Net unrealized loss on investments                                   (169,949)
                                                                    ------------
  Net loss on investments                                              (169,949)
                                                                    ------------
  Net decrease in net assets resulting from
    operations                                                   $     (105,591)
                                                                    ============

*  Commencement of operations

See Notes to Financial Statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       October 15, 1997 * to
                                                         February 28, 1998
                                                            (Unaudited)
                                                       ---------------------
OPERATIONS
 Net investment income                                   $      64,358
 Net unrealized loss on investments                           (169,949)
                                                         --------------
 Net decrease in net assets resulting from
   operations                                                 (105,591)

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital
     share transactions                                     21,173,883
                                                         -------------
 Net increase in net assets                                 21,068,292
 Net assets beginning of period                                      _
                                                         -------------
NET ASSETS at the end of period                          $  21,068,292
                                                         =============


**A summary of capital share transactions follows:

                                                 October 15, 1997 * to
                                                   February 28, 1998
                                                     (Unaudited)
                                         ----------------------------------


                                      Shares                       Value
                                     ---------                  ----------
Shares sold                          2,124,528                  $21,235,579
Shares redeemed                         26,587                      (61,696)
                                     ---------                  -----------
Net increase                         2,118,347                  $21,173,883
                                     =========                  ===========


*Commencement of operations

See Notes to Financial Statements

Financial Highlights
For a Share Outstanding Throughout The Period
--------------------------------------------------------------------------------
                                                         October 15, 1997 * to
                                                           February 28, 1998
                                                              (Unaudited)
                                                         ----------------------
Per Share Operating Performance
Net asset value, beginning of period                             $10.00
                                                                --------
Income from investment operations
   Net unrealized loss on investments                             (0.05)
                                                                --------
    Total from investment operations                              (0.05)
                                                                --------
Net asset value, end of period                                    $9.95
                                                                ========
Total Return                                                      (0.50)%

Ratios/Supplemental Data
Net assets, end of period (000's)                               $21,068
Ratio to average net assets-
  Expenses (Net of 0.50% management fee waiver)                    1.00% **
  Net investment income (Net of 0.50% management                   4.20% **
    fee waiver)
Portfolio turnover rate                                            0.00%


*   Commencement of operations
**  Annualized

See Notes to Financial Statements

Notes to the Financial Statements
February 28, 1998 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES--The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 250,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.


The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

C. Security Transactions and Dividends. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis.

D. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to net operating losses and post-October capital and currency losses.

E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The CSI Fixed Income Fund are being amortized over a period of fifty-five (55) months from March 1998.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER--Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

CSI has voluntarily agreed to waive all or a portion of its fees in order to limit operating expenses. Fee waivers are voluntary and may be terminated at any time.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $3,064 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $2,755 for its services for the period ended February 28, 1998.

Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY--Purchases of securities other than short-term notes aggregated $20,023,476.